SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - Salaries, fees and benefits [Member] - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Exploration and evaluation expenses	$ 10,398,000	$ 3,834,000
Administration expenses	255,000	241,000
Total	$ 10,653,000	$ 4,075,000